Consolidated Statement of Financial Position - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Non-current assets
Investment properties	$ 3,372,350	$ 3,131,250
Property, plant and equipment	71,704	72,237
Trading properties	252,004	166,561
Intangible assets	28,200	24,211
Right-of-use assets	20,529	15,872
Investments in associates and joint ventures	263,390	237,987
Deferred income tax assets	11,088	9,242
Income tax credit	16	77
Trade and other receivables	8,673	44,065
Investments in financial assets	28,980	36,810
Total non-current assets	4,056,934	3,738,312
Current assets
Trading properties	17,758	47,670
Inventories	2,087	1,631
Income tax credit	621	469
Trade and other receivables	204,849	173,591
Investments in financial assets	459,395	292,156
Derivative financial instruments	17	0
Cash and cash equivalents	112,992	236,139
Total current assets	797,719	751,656
TOTAL ASSETS	4,854,653	4,489,968
SHAREHOLDERS' EQUITY
Equity attributable to owners of the parent (as shown in the statement of changes in equity)	2,279,754	2,107,122
Non-controlling interest	140,656	125,752
TOTAL SHAREHOLDERS' EQUITY	2,420,410	2,232,874
Non-current liabilities
Borrowings	830,987	680,816
Lease liabilities	8,076	4,364
Deferred income tax liabilities	1,013,641	994,893
Trade and other payables	78,112	81,389
Provisions	47,827	42,964
Salaries and social security liabilities	131	166
Total non-current liabilities	1,978,774	1,804,592
Current liabilities
Borrowings	175,712	183,409
Lease liabilities	5,366	6,883
Trade and other payables	177,837	161,450
Income tax liabilities	65,811	74,291
Provisions	5,977	6,926
Derivative financial instruments	0	65
Salaries and social security liabilities	24,766	19,478
Total current liabilities	455,469	452,502
TOTAL LIABILITIES	2,434,243	2,257,094
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	$ 4,854,653	$ 4,489,968